Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 60/40 TARGET ALLOCATION FUND	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	624
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	914
Expense Example, with Redemption, 10 Years	1,400
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,534
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,277